LIQUIDITY RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Liquidity Risk Management
Maturities for non-derivative financial assets and liabilities
AT DECEMBER 31, 2019 IN MILLIONS OF USD	1-6 MONTHS	6-12 MONTHS	1-2 YEARS	MORE THAN 2 YEARS	TOTAL
Cash and cash equivalents	318.7	–	–	–	318.7
Trade receivables	0.5	–	–	–	0.5
Other accounts receivable	36.4	2.5	–	–	38.9
Other non-current assets	2.6	2.7	12.2	22.4	39.9
Total cash inflows	358.2	5.2	12.2	22.4	398.0

Trade payables	124.6	–	–	–	124.6
Borrowings, current	–	45.9	–	–	45.9
Other liabilities	113.9	–	–	–	113.9
Borrowings, non-current	–	–	11.0	492.1	503.1
Lease obligations	157.5	139.2	254.6	1,011.8	1,563.1
Other non-current liabilities	–	–	–	0.7	0.7
Total cash outflows	396.0	185.1	265.6	1,504.6	2,351.3

AT DECEMBER 31, 2018 IN MILLIONS OF USD	1-6 MONTHS	6-12 MONTHS	1-2 YEARS	MORE THAN 2 YEARS	TOTAL
Cash and cash equivalents	234.5	–	–	–	234.5
Trade receivables	0.7	0.6	–	–	1.3
Other accounts receivable	34.3	2.5	–	–	36.8
Other non-current assets	2.8	2.9	9.2	15.1	30.0
Total cash inflows	272.3	6.0	9.2	15.1	302.6

Trade payables	105.5	–	–	–	105.5
Borrowings, current	–	51.5	–	–	51.5
Other liabilities	106.9	–	–	–	106.9
Borrowings, non-current	14.1	14.1	28.2	577.5	633.9
Total cash outflows	226.5	65.6	28.2	577.5	897.8